UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30,
2007

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  November 1, 2007

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 36



Form 13F Information Table Value
Total: 178197(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
AMER VANGUARD            COM                 030371108         2904      148790SH  SOLE                     148790
AMERICAN INDEPEND        COM NEW             026760405         1627      159675SH  SOLE                     159675
ANALOG DEVICES           COM                 032654105         6418      177485SH  SOLE                     177485
BED BATH BEYOND          COM                 075896100         6183      181220SH  SOLE                     181220
CEMEX                    SPON ADR NEW        151290889         5389      180108SH  SOLE                     180108
CISCO                    COM                 17275R102         6226      187940SH  SOLE                     187940
COVIDIEN LTD             COM                 G2552X108         3405       82048SH  SOLE                      82048
EBAY                     COM                 278642103         6630      169925SH  SOLE                     169925
GEN AMER INVS            COM                 368802104         6215      152440SH  SOLE                     152440
GENERAL ELECTRIC         COM                 369604103         9090      219560SH  SOLE                     219560
GRACO                    COM                 384109104         4655      119020SH  SOLE                     119020
HESS CORP                COM                 42809H107         7996      120190SH  SOLE                     120190
ILLINOIS TOOL WKS        COM                 452308109         8764      146953SH  SOLE                     146953
INDEPENDENCE HLDG        COM NEW             453440307         1357       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         8262      319505SH  SOLE                     319505
INTERPUBLIC GRP          COM                 460690100         3286      316524SH  SOLE                     316524
JOHNSON & JOHNSON        COM                 478160104         6089       92675SH  SOLE                      92675
JP MORGAN CHASE          COM                 46625H100         6835      149165SH  SOLE                     149165
MARATHON OIL             COM                 565849106         3745       65675SH  SOLE                      65675
MEDTRONIC INC            COM                 585055106         8203      145410SH  SOLE                     145410
MICRON TECH              COM                 595112103         2946      265430SH  SOLE                     265430
NABORS INDUSTRIES        SHS                 G6359F103         5241      170315SH  SOLE                     170315
NALCO HOLDING            COM                 62985Q101         5732      193315SH  SOLE                     193315
PLAINS EXP & PROD        COM                 726505100         2662       60200SH  SOLE                      60200
POGO PRODUCING           COM                 730448107         5265       99135SH  SOLE                      99135
REGENERON                COM                 75886F107          338       18970SH  SOLE                      18970
REPUBLIC SERVICES        COM                 760759100          245        7500SH  SOLE                       7500
SOUTHWEST AIR            COM                 844741108         6019      406670SH  SOLE                     406670
TEMPLE-INLAND            COM                 879868107         4068       77300SH  SOLE                      77300
TIME WARNER              COM                 887317105         5388      293441SH  SOLE                     293441
TYCO ELECT               COM NEW             G9144P105         3012       85013SH  SOLE                      85013
TYCO INT'L               SHS                 G9143X208         3421       77153SH  SOLE                      77153
WEYERHAUSER              COM                 962166104         6934       95910SH  SOLE                      95910
WHITE MOUNTAINS          COM                 G9618E107         4589        8830SH  SOLE                       8830
WHOLE FOODS MKT          COM                 966837106         4578       93495SH  SOLE                      93495
WINNEBAGO                CL B                974637100         4480      187610SH  SOLE                     187610